Columbia Quality Income Fund
Third Quarter Report
February 28, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Quality Income Fund, February 28, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 6.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Subordinated Series 2024-1PL Class C
04/25/2031	6.420%	619,175	625,614
Affirm Asset Securitization Trust(a),(b),(c)
Series 2024-X2 Class CERT
12/17/2029	0.000%	22,000	311,883
ASP WHCO Participation LP(a),(d),(e)
30-day Average SOFR + 2.400% Floor 3.000% 03/29/2029	6.713%	7,600,000	7,600,000
Bain Capital Credit CLO Ltd.(a),(e)
Series 2019-4A Class DRR
3-month Term SOFR + 2.900% Floor 2.900% 04/23/2035	6.571%	5,000,000	5,009,260
Cayuga Park CLO Ltd.(a),(e)
Series 2020-1A Class AR2
3-month Term SOFR + 1.200% Floor 1.200% 10/17/2038	4.868%	11,000,000	10,986,987
MPOWER Education Trust(a)
Series 2025-1 Class A
12/22/2042	6.250%	6,683,223	6,821,750
Series 2025-1 Class B
12/22/2042	8.180%	2,000,000	2,058,638
Series 2025-A Class A
07/21/2042	6.620%	1,710,921	1,768,693
NetCredit Combined Receivables A LLC(a)
Series 2025-A Class A
10/20/2031	7.290%	1,441,883	1,466,193
Pagaya AI Debt Grantor Trust(a)
Series 2025-5 Class D
03/15/2033	5.865%	2,499,903	2,509,828
Series 2026-1 Class B
09/15/2033	5.370%	5,610,000	5,650,139
Subordinated Series 2024-10 Class B
06/15/2032	5.750%	2,028,143	2,044,733
Subordinated Series 2024-9 Class C
03/15/2032	5.774%	1,577,002	1,581,248
Pagaya AI Debt Trust(a)
Subordinated Series 2024-2 Class B
08/15/2031	6.611%	5,055,272	5,106,938
Subordinated Series 2024-3 Class B
10/15/2031	6.571%	2,105,066	2,117,956
Subordinated Series 2024-3 Class C
10/15/2031	7.297%	2,831,960	2,848,553
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	1,050,576	1,041,031
Sound Point IV-R CLO Ltd.(a),(e)
Series 2013-3RA Class B
3-month Term SOFR + 2.012% Floor 1.750% 04/18/2031	5.679%	10,000,000	10,022,000
Upstart Securitization Trust(a)
Series 2025-4 Class D
11/20/2035	7.670%	1,000,000	1,005,156
Subordinated Series 2024-1 Class B
11/20/2034	6.240%	5,100,000	5,138,935
Total Asset-Backed Securities — Non-Agency (Cost $76,245,459)			75,715,535

Commercial Mortgage-Backed Securities - Agency 0.5%

Government National Mortgage Association(f),(g)
Series 2019-102 Class IB
03/16/2060	0.835%	11,884,310	551,393
Series 2019-118 Class IO
06/16/2061	0.759%	15,564,108	748,542
Series 2019-131 Class IO
07/16/2061	0.803%	23,932,363	1,365,753
Series 2019-134 Class IO
08/16/2061	0.643%	16,101,867	671,374
Series 2019-139 Class IO
11/16/2061	0.671%	17,009,370	716,227
Series 2020-19 Class IO
12/16/2061	0.720%	17,287,116	779,427
Series 2020-3 Class IO
02/16/2062	0.616%	18,176,551	660,272
Total Commercial Mortgage-Backed Securities - Agency (Cost $17,020,543)			5,492,988

Commercial Mortgage-Backed Securities - Non-Agency 3.3%

BHMS Commercial Mortgage Trust(a),(e)
Series 2025-ATLS Class A
1-month Term SOFR + 1.850% Floor 1.850% 08/15/2042	5.530%	3,700,000	3,723,153
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	2,200,000	1,770,155
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	4,050,000	2,588,069

Columbia Quality Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Quality Income Fund, February 28, 2026 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hilton USA Trust(a),(h)
Subordinated Series 2016-SFP Class D
11/05/2035	0.000%	5,000,000	478,778
Subordinated Series 2016-SFP Class F
11/05/2035	0.000%	8,700,000	174,745
Home Partners of America Trust(a)
Subordinated Series 2021-2 Class B
12/17/2026	2.302%	19,189,913	18,840,238
SFO Commercial Mortgage Trust(a),(e)
Series 2021-555 Class A
1-month Term SOFR + 1.264% Floor 1.150% 05/15/2038	4.925%	3,700,000	3,690,747
STAR Trust(a),(e)
Series 2025-SFR6 Class A
1-month Term SOFR + 1.650% Floor 1.650% 08/17/2042	5.081%	8,000,000	8,020,254
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $53,576,428)			39,286,139

Residential Mortgage-Backed Securities - Agency 92.2%

Fannie Mae REMICS(e),(g)
CMO Series 2023-34 Class S
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/25/2048	2.418%	18,077,706	2,399,439
CMO Series 2025-45 Class SC
-1.0 x 30-day Average SOFR + 5.800% Cap 5.800% 06/25/2055	2.133%	22,233,476	1,578,577
Fannie Mae REMICS(e)
CMO Series 2025-12 Class LF
30-day Average SOFR + 3.950% Cap 8.250% 03/25/2055	7.617%	15,712,389	16,003,106
CMO Series 2025-16 Class MA
30-day Average SOFR + 3.950% Cap 8.250% 01/25/2055	7.617%	5,251,817	5,375,210
CMO Series 2025-86 Class FH
30-day Average SOFR + 0.850% Floor 0.850%, Cap 6.000% 09/25/2055	4.517%	12,518,396	12,497,673
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
06/01/2030	5.500%	376,700	383,059
05/01/2036	2.000%	4,205,369	3,930,040
03/01/2042- 11/01/2046	3.500%	25,003,431	24,170,183
11/01/2043- 11/01/2051	3.000%	20,199,425	18,628,392
08/01/2044- 12/01/2052	4.000%	27,108,934	26,663,152
02/01/2051	2.500%	17,972,492	15,888,306
12/01/2052	5.000%	14,632,499	14,991,033
09/01/2054- 07/01/2055	6.000%	18,719,672	19,326,525
Federal Home Loan Mortgage Corp.(e),(g)
CMO Series 264 Class S1
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 07/15/2042	2.177%	2,417,391	255,743
CMO Series 318 Class S1
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 11/15/2043	2.177%	3,479,097	403,579
CMO Series 4286 Class NS
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 12/15/2043	2.127%	1,560,362	201,330
CMO Series 4594 Class SA
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 06/15/2046	2.177%	3,146,744	404,731
CMO Series 4620 Class AS
-1.0 x 30-day Average SOFR + 0.554% 11/15/2042	2.027%	2,310,027	245,308
CMO Series 4935 Class JS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 12/25/2049	2.268%	5,746,058	841,159
CMO Series 4965 Class KS
-1.0 x 30-day Average SOFR + 5.736% Cap 5.850% 04/25/2050	2.068%	4,719,620	596,715
CMO Series 4987 Class KS
-1.0 x 30-day Average SOFR + 6.194% Cap 6.080% 06/25/2050	2.298%	10,111,352	1,604,386
Columbia Quality Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Quality Income Fund, February 28, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4993 Class MS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2050	2.268%	13,514,901	2,173,964
CMO STRIPS Series 309 Class S4
-1.0 x 30-day Average SOFR + 5.856% Cap 5.970% 08/15/2043	2.197%	3,286,979	373,838
CMO STRIPS Series 326 Class S1
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 03/15/2044	2.227%	1,172,728	130,494
Federal Home Loan Mortgage Corp.(g)
CMO Series 304 Class C69
12/15/2042	4.000%	856,179	147,110
CMO Series 4139 Class CI
05/15/2042	3.500%	967,654	55,536
CMO Series 4147 Class CI
01/15/2041	3.500%	21,216	17
CMO Series 4177 Class IY
03/15/2043	4.000%	2,565,915	354,910
CMO Series 4215 Class IL
07/15/2041	3.500%	99,223	1,874
Federal Home Loan Mortgage Corp.(f),(g)
CMO Series 4068 Class GI
09/15/2036	2.316%	1,308,302	143,825
CMO Series 4107 Class KS
06/15/2038	2.103%	1,245,682	63,527
Federal Home Loan Mortgage Corp. REMICS(e),(g)
CMO Series 4983 Class SY
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 05/25/2050	2.318%	19,448,780	3,048,410
CMO Series 5345 Class SE
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 01/15/2048	2.227%	26,837,276	3,121,156
Federal Home Loan Mortgage Corp. REMICS(g)
CMO Series 5105 Class ID
05/25/2051	3.000%	17,586,262	3,427,439
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
03/01/2036- 11/01/2052	4.500%	44,664,159	44,716,322
09/01/2036	6.500%	645,054	677,968
01/01/2042	4.000%	1,247,014	1,240,963
08/01/2042- 05/01/2052	3.500%	27,699,673	26,352,831
11/01/2046- 06/01/2052	3.000%	59,396,356	54,739,165
10/01/2050- 03/01/2052	2.000%	101,540,013	85,558,542
12/01/2050- 05/01/2051	2.500%	31,983,662	28,228,333
09/01/2052- 09/01/2053	5.000%	32,113,258	32,705,095
08/01/2055	6.000%	10,930,238	11,216,809
CMO Series 2017-72 Class B
09/25/2047	3.000%	3,566,061	3,400,214
Federal National Mortgage Association(i)
08/01/2052	4.000%	29,762,690	29,232,781
Federal National Mortgage Association(e),(g)
CMO Series 2005-74 Class NI
-1.0 x 30-day Average SOFR + 5.966% Cap 6.080% 05/25/2035	2.298%	2,809,184	142,921
CMO Series 2007-54 Class DI
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 06/25/2037	2.318%	2,956,109	254,889
CMO Series 2014-93 Class ES
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2045	2.368%	5,457,546	723,319
CMO Series 2016-101 Class SK
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 01/25/2047	2.168%	12,090,635	1,575,734
CMO Series 2016-37 Class SA
-1.0 x 30-day Average SOFR + 5.736% Cap 5.850% 06/25/2046	2.068%	6,540,773	793,871
CMO Series 2016-42 Class SB
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 07/25/2046	2.218%	9,335,953	1,258,046

Columbia Quality Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Quality Income Fund, February 28, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-3 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 02/25/2047	2.218%	8,622,420	998,966
CMO Series 2017-51 Class SC
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	2.368%	6,269,876	822,086
CMO Series 2017-72 Class S
-1.0 x 30-day Average SOFR + 3.836% Cap 2.750% 09/25/2047	0.168%	21,970,628	994,239
CMO Series 2017-90 Class SP
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 11/25/2047	2.368%	4,722,741	640,971
CMO Series 2019-33 Class SB
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2049	2.268%	13,309,921	1,567,264
CMO Series 2019-57 Class AS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 10/25/2049	2.268%	9,227,618	1,329,905
CMO Series 2019-77 Class SP
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 01/25/2050	2.168%	12,096,111	1,706,997
CMO Series 2020-40 Class LS
-1.0 x 30-day Average SOFR + 5.966% Cap 6.080% 06/25/2050	2.298%	14,372,465	2,331,316
Federal National Mortgage Association(f),(g)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	1,471,891	15
Federal National Mortgage Association(g)
CMO Series 2012-129 Class IC
01/25/2041	3.500%	117,083	654
CMO Series 2012-144 Class HI
07/25/2042	3.500%	882,889	63,175
CMO Series 2013-1 Class AI
02/25/2043	3.500%	1,217,164	168,274
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-55 Class MI
08/25/2050	2.500%	16,674,172	2,787,380
CMO Series 417 Class C4
02/25/2043	3.500%	4,561,208	902,108
Federal National Mortgage Association REMICS(e),(g)
CMO Series 2016-1 Class SJ
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 02/25/2046	2.368%	9,947,187	1,218,476
CMO Series 2022-46 Class SG
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 07/25/2052	2.333%	15,638,822	1,760,625
Federal National Mortgage Association REMICS(g)
CMO Series 2021-13 Class IO
03/25/2051	3.000%	12,514,825	2,420,791
CMO Series 2021-54 Class LI
04/25/2049	2.500%	17,723,216	2,415,254
Freddie Mac REMICS
CMO Series 5104 Class LH
06/25/2049	2.000%	4,081,515	3,499,291
Freddie Mac REMICS(e),(g)
CMO Series 5371 Class S
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/15/2048	2.277%	18,656,105	2,305,072
CMO Series 5544 Class SC
30-day Average SOFR + 7.000% Cap 7.000% 06/25/2055	3.333%	12,620,147	1,463,937
CMO Series 5547 Class SE
-1.0 x 30-day Average SOFR + 5.100% Cap 5.100% 06/25/2055	1.433%	18,974,067	998,036
CMO Series 5604 Class SN
-1.0 x 30-day Average SOFR + 5.550% Cap 5.550% 12/25/2055	1.883%	35,332,802	3,100,828
Freddie Mac REMICS(e)
CMO Series 5513 Class MQ
30-day Average SOFR + 3.950% Cap 8.250% 06/25/2054	7.617%	6,789,250	6,914,520
Columbia Quality Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Quality Income Fund, February 28, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5513 Class MU
30-day Average SOFR + 3.950% Cap 8.250% 11/25/2054	7.617%	11,403,095	11,673,953
CMO Series 5517 Class HT
30-day Average SOFR + 3.950% Floor 3.950%, Cap 8.250% 03/25/2055	7.617%	5,877,291	5,981,288
CMO Series 5532 Class MB
30-day Average SOFR + 3.950% Cap 8.250% 04/25/2055	7.617%	12,145,024	12,355,200
CMO Series 5533 Class F
30-day Average SOFR + 3.450% Floor 3.450%, Cap 7.950% 04/25/2055	7.117%	10,915,185	11,065,468
CMO Series 5542 Class F
30-day Average SOFR + 4.300% 05/25/2055	7.967%	6,051,303	6,146,100
CMO Series 5548 Class F
30-day Average SOFR + 4.600% Cap 8.700% 06/25/2055	8.267%	9,914,621	9,892,244
Government National Mortgage Association
12/15/2031- 02/15/2032	6.500%	93,762	95,769
01/15/2039- 08/20/2040	5.000%	3,338,807	3,445,372
04/20/2051	2.500%	18,591,736	16,233,263
CMO Series 2024-30 Class TQ
02/20/2064	5.000%	4,500,944	4,566,234
CMO Series 2024-80 Class DT
05/20/2064	3.000%	8,031,127	7,365,369
CMO Series 2024-80 Class PT
05/20/2064	3.500%	12,378,368	11,717,321
Government National Mortgage Association(i)
04/20/2048	4.500%	5,261,114	5,301,025
Government National Mortgage Association(g)
CMO Series 2012-121 Class PI
09/16/2042	4.500%	1,329,259	176,809
CMO Series 2014-131 Class EI
09/16/2039	4.000%	2,495,026	126,521
CMO Series 2015-175 Class AI
10/16/2038	3.500%	6,638,394	414,495
CMO Series 2020-138 Class IN
09/20/2050	2.500%	11,268,331	1,917,808
CMO Series 2020-191 Class TI
12/20/2050	2.500%	7,495,776	1,104,485
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-191 Class UC
12/20/2050	4.000%	13,955,195	3,112,574
CMO Series 2021-1 Class IB
01/20/2051	2.500%	16,725,633	2,458,737
CMO Series 2021-111 Class AI
06/20/2051	2.500%	14,700,807	2,128,943
CMO Series 2021-119 Class LI
07/20/2051	3.000%	16,507,224	2,806,278
CMO Series 2021-122 Class HI
11/20/2050	2.500%	14,122,622	1,904,316
CMO Series 2021-142 Class IX
08/20/2051	2.500%	19,493,537	2,684,940
CMO Series 2021-146 Class IK
08/20/2051	3.500%	17,730,173	3,305,225
CMO Series 2021-158 Class VI
09/20/2051	3.000%	14,507,508	2,292,994
CMO Series 2021-159 Class IP
09/20/2051	3.000%	10,888,164	1,687,750
CMO Series 2021-27 Class IN
02/20/2051	2.500%	10,295,400	1,497,459
CMO Series 2021-67 Class GI
04/20/2051	3.000%	15,663,674	2,658,498
CMO Series 2021-8 Class BI
01/20/2051	2.500%	16,667,301	2,886,623
Government National Mortgage Association(e),(g)
CMO Series 2014-131 Class BS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/16/2044	2.426%	8,002,276	1,068,328
CMO Series 2017-170 Class QS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 11/20/2047	2.418%	4,833,582	666,232
CMO Series 2018-1 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 01/20/2048	2.418%	5,946,256	870,593
CMO Series 2018-105 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	2.418%	4,423,638	562,434

Columbia Quality Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Quality Income Fund, February 28, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-139 Class KS
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 10/20/2048	2.368%	2,837,412	388,642
CMO Series 2018-155 Class LS
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 11/20/2048	2.368%	5,739,703	669,981
CMO Series 2018-21 Class WS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 02/20/2048	2.418%	5,440,623	883,031
CMO Series 2018-40 Class SC
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 03/20/2048	2.418%	3,414,895	468,420
CMO Series 2018-63 Class HS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 04/20/2048	2.418%	3,853,134	537,585
CMO Series 2018-94 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 05/20/2048	2.418%	5,333,946	858,738
CMO Series 2018-97 Class MS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2048	2.418%	4,462,881	582,546
CMO Series 2019-117 Class SA
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 09/20/2049	2.318%	9,877,327	1,347,011
CMO Series 2019-119 Class GS
-1.0 x 1-month Term SOFR + 5.986% Floor 0.400%, Cap 6.100% 09/20/2049	2.318%	5,761,370	662,155
CMO Series 2019-21 Class SH
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 02/20/2049	2.268%	5,017,810	564,946
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-23 Class SQ
1-month Term SOFR + 6.164% Cap 6.050% 02/20/2049	2.268%	5,701,270	802,477
CMO Series 2019-43 Class SE
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 04/20/2049	2.318%	9,280,809	1,074,287
CMO Series 2019-52 Class AS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 04/16/2049	2.276%	12,978,634	1,992,797
CMO Series 2019-92 Class SD
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 07/20/2049	2.318%	12,358,442	1,629,774
CMO Series 2020-104 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	2.418%	9,173,521	1,225,614
CMO Series 2020-125 Class AS
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 08/20/2050	2.468%	14,992,263	2,194,148
CMO Series 2020-125 Class SD
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 08/20/2050	2.468%	10,419,161	1,565,885
CMO Series 2020-77 Class GS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2049	2.268%	12,219,798	1,179,883
CMO Series 2020-79 Class S
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 06/20/2050	2.318%	9,191,708	1,290,799
CMO Series 2021-117 Class ES
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	2.518%	15,523,540	2,364,516
Columbia Quality Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Quality Income Fund, February 28, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-161 Class SM
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	2.518%	16,683,658	2,563,277
CMO Series 2021-193 Class ES
30-day Average SOFR + 1.700% 11/20/2051	0.000%	123,236,330	321,980
CMO Series 2021-46 Class SE
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 03/20/2051	2.518%	17,613,674	2,409,346
CMO Series 2022-126 Class SN
-1.0 x 30-day Average SOFR + 5.970% Cap 5.970% 07/20/2052	2.309%	18,043,739	2,149,146
CMO Series 2022-128 Class SD
-1.0 x 30-day Average SOFR + 5.980% Cap 5.980% 07/20/2052	2.319%	15,740,501	1,629,738
CMO Series 2022-152 Class SA
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 09/20/2052	2.389%	26,023,108	2,818,930
CMO Series 2022-190 Class CS
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 11/20/2049	2.268%	21,944,717	1,944,157
CMO Series 2022-190 Class GS
-1.0 x 1-month Term SOFR + 6.150% Cap 6.150% 07/20/2049	2.368%	25,786,978	3,554,049
CMO Series 2023-100 Class KS
-1.0 x 30-day Average SOFR + 6.850% Cap 6.850% 07/20/2053	3.189%	20,068,815	1,965,166
CMO Series 2023-100 Class SC
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 09/20/2049	2.268%	23,951,486	3,039,652
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-113 Class CS
-1.0 x 30-day Average SOFR + 5.730% Cap 5.730% 08/20/2053	2.069%	12,909,288	863,407
CMO Series 2023-113 Class HS
1-month Term SOFR + 5.936% Cap 6.050% 09/20/2049	2.268%	27,858,172	3,470,273
CMO Series 2023-141 Class SQ
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 12/20/2049	2.268%	20,182,599	2,555,523
CMO Series 2023-17 Class NS
-1.0 x 30-day Average SOFR + 6.150% Cap 6.150% 02/20/2053	2.489%	19,215,018	2,168,526
CMO Series 2023-17 Class SY
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	2.268%	19,761,671	2,312,364
CMO Series 2023-47 Class AS
-1.0 x 30-day Average SOFR + 6.350% Cap 6.350% 03/20/2053	2.689%	11,974,166	938,917
CMO Series 2023-81 Class SB
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 06/20/2053	2.389%	12,387,715	839,736
CMO Series 2024-64 Class DS
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 04/20/2054	1.739%	25,761,448	1,354,653
CMO Series 2024-79 Class SH
-1.0 x 30-day Average SOFR + 7.250% Cap 7.250% 05/20/2054	3.589%	12,993,792	1,917,177
CMO Series 2024-95 Class SW
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 06/20/2054	1.739%	14,396,976	938,011

Columbia Quality Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Quality Income Fund, February 28, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-97 Class KS
-1.0 x 30-day Average SOFR + 7.300% Cap 7.300% 06/20/2054	3.639%	17,582,442	2,422,778
Government National Mortgage Association(e)
CMO Series 2023-140 Class JS
-2.5 x 30-day Average SOFR + 16.050% Cap 16.050% 09/20/2053	6.939%	1,517,977	1,576,679
CMO Series 2025-39 Class M
30-day Average SOFR + 4.000% Floor 4.000%, Cap 7.700% 03/20/2055	7.662%	5,523,683	5,743,065
Government National Mortgage Association TBA(j)
03/19/2056	2.000%	12,000,000	10,164,275
03/19/2056	3.000%	17,000,000	15,590,338
03/19/2056	4.500%	65,000,000	64,233,203
Uniform Mortgage-Backed Security TBA(j)
03/12/2038	6.000%	19,000,000	19,488,077
03/17/2041	2.500%	20,000,000	19,065,947
03/17/2041	3.000%	36,000,000	34,851,830
03/13/2055	3.500%	40,000,000	37,691,218
03/13/2055	5.000%	67,000,000	67,300,524
03/12/2056	4.500%	56,000,000	55,375,611
03/12/2056	5.500%	22,000,000	22,352,721
Total Residential Mortgage-Backed Securities - Agency (Cost $1,135,453,083)			1,102,721,906

Residential Mortgage-Backed Securities - Non-Agency 20.9%

A&D Mortgage Trust(a),(k)
CMO Series 2024-NQM1 Class A1
02/25/2069	6.195%	1,511,133	1,521,548
CMO Series 2025-NQM4 Class A1
10/25/2070	5.225%	5,073,269	5,117,292
A&D Mortgage Trust(a),(f)
Subordinated CMO Series 2024-NQM1 Class B1
02/25/2069	8.438%	2,000,000	2,038,353
Arroyo Mortgage Trust(a),(f)
CMO Series 2019-3 Class M1
10/25/2048	4.204%	2,900,000	2,730,155
Center Street Lending Resi-Investor ABS Mortgage Trust(a),(k)
CMO Series 2026-RTL1 Class A1
12/25/2030	5.375%	9,150,000	9,187,186
CHNGE Mortgage Trust(a),(f)
CMO Series 2022-2 Class A1
03/25/2067	3.757%	5,254,972	5,240,845
CMO Series 2023-1 Class M1
03/25/2058	8.062%	6,144,000	6,198,471
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-4 Class M1
09/25/2058	8.399%	5,480,320	5,537,554
CHNGE Mortgage Trust(a),(k)
CMO Series 2023-3 Class A1
07/25/2058	7.100%	2,295,759	2,301,733
CMO Series 2023-4 Class A1
09/25/2058	7.573%	1,701,950	1,714,941
CIM Trust(a),(f)
CMO Series 2020-R3 Class A1B
01/26/2060	4.000%	8,500,000	8,261,863
Citigroup Mortgage Loan Trust, Inc.(a),(f)
CMO Series 2009-11 Class 1A2
02/25/2037	6.517%	133,330	132,144
CMO Series 2014-A Class B2
01/25/2035	5.481%	262,217	263,067
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class B2
01/25/2053	4.250%	1,876,471	1,860,137
CSMC(a),(f)
CMO Series 2022-ATH1 Class A2
01/25/2067	3.405%	2,447,765	2,336,294
CSMC Trust(a),(f)
CMO Series 2022-NQM1 Class A3
11/25/2066	2.675%	4,290,445	3,836,270
EASY(a),(k)
CMO Series 2025-RTL1 Class A1
05/25/2040	6.456%	4,350,000	4,402,395
Easy Street Mortgage Loan Trust(a),(k)
CMO Series 2025-RTL2 Class A1
10/25/2040	5.606%	8,300,000	8,334,000
FIGRE Trust(a),(f)
CMO Series 2025-PF2 Class A
10/25/2055	5.017%	2,722,764	2,750,637
Subordinated CMO Series 2023-HE3 Class C
01/25/2042	7.310%	1,608,191	1,671,407
Freddie Mac STACR REMIC Trust(a),(e)
Subordinated CMO Series 2021-DNA1 Class B2
30-day Average SOFR + 4.750% 01/25/2051	8.417%	4,000,000	4,479,854
Subordinated CMO Series 2021-DNA5 Class B2
30-day Average SOFR + 5.500% 01/25/2034	9.167%	7,000,000	8,488,404
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(e)
Subordinated CMO Series 2022-DNA2 Class B1
30-day Average SOFR + 4.750% 02/25/2042	8.417%	4,500,000	4,651,137
GCAT Trust(a),(f)
CMO Series 2021-CM1 Class A1
04/25/2065	2.469%	1,049,193	1,019,259
Columbia Quality Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Quality Income Fund, February 28, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-NQM4 Class A1
05/25/2067	4.250%	5,183,688	5,051,412
Homes Trust(a),(k)
CMO Series 2026-INV1 Class A1D
08/25/2060	5.077%	6,328,015	6,371,524
HTAP Issuer Trust(a)
CMO Series 2024-2 Class A
04/25/2042	6.500%	6,103,783	6,114,848
Imperial Fund Mortgage Trust(a),(f)
CMO Series 2021-NQM4 Class A3
01/25/2057	2.450%	5,955,724	5,416,978
Legacy Mortgage Asset Trust(a),(k)
CMO Series 2021-GS1 Class A1
10/25/2066	5.892%	3,255,019	3,265,077
LHOME Mortgage Trust(a),(k)
CMO Series 2024-RTL1 Class A1
01/25/2029	7.017%	10,000,000	10,020,713
Mello Mortgage Capital Acceptance(a),(k)
CMO Series 2024-SD1 Class M1
04/25/2054	4.000%	2,789,000	2,687,772
MFA Trust(a),(f)
CMO Series 2025-NQM4 Class A1
08/25/2070	5.229%	5,766,062	5,815,478
New Residential Mortgage Loan Trust(a),(f),(g)
CMO Series 2014-1A Class AIO
01/25/2054	2.011%	5,527,410	225,432
New Residential Mortgage Loan Trust(a),(f)
CMO Series 2022-NQM2 Class A2
03/27/2062	3.699%	4,420,000	3,743,934
Subordinated CMO Series 2019-RPL3 Class B3
07/25/2059	3.977%	12,000,000	10,555,541
NRZ Excess Spread-Collateralized Notes(a)
CMO Series 2021-GNT1 Class A
11/25/2026	3.474%	1,428,982	1,411,407
OBX Trust(a),(f)
CMO Series 2022-NQM3 Class A2
01/25/2062	3.833%	5,264,000	4,546,961
Point Securitization Trust(a),(d),(k),(l)
CMO Series 2026-1 Class A1
02/25/2056	5.250%	9,300,000	9,219,442
Preston Ridge Partners Mortgage Trust(a),(f)
CMO Series 2022-NQM1 Class M1
08/25/2067	5.372%	6,000,000	5,973,415
Preston Ridge Partners Mortgage Trust(a),(k)
CMO Series 2023-RCF2 Class A3
11/25/2053	4.000%	5,000,000	4,916,469
PRKCM Trust(a),(f)
CMO Series 2022-AFC1 Class A3
04/25/2057	4.100%	3,417,051	3,311,653
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PRPM LLC(a),(k)
CMO Series 2024-RCF1 Class A2
01/25/2054	4.000%	3,600,000	3,544,738
CMO Series 2024-RCF1 Class A3
01/25/2054	4.000%	4,200,000	4,124,469
CMO Series 2025-2 Class A2
05/25/2030	9.560%	3,000,000	2,997,282
CMO Series 2025-RCF3 Class A2
07/25/2055	5.250%	2,750,000	2,757,342
CMO Series 2025-RCF3 Class A3
07/25/2055	5.250%	2,000,000	2,013,724
CMO Series 2025-RCF4 Class M1A
08/25/2055	4.500%	2,200,000	2,126,989
PRPM Trust(a),(f)
CMO Series 2025-NQM4 Class A1
07/25/2070	4.980%	2,793,396	2,812,734
RCO IX Mortgage LLC(a),(k)
CMO Series 2025-4 Class A1
10/25/2030	5.310%	7,094,601	7,092,779
RCO Trust(a),(k)
CMO Series 2025-PR1 Class A
02/25/2055	6.250%	4,572,140	4,559,632
RUN Trust(a),(f)
CMO Series 2022-NQM1 Class M1
03/25/2067	4.026%	5,000,000	4,229,312
SAIF Securitization Trust(a),(k)
CMO Series 2025-CES1 Class A3
06/25/2065	5.991%	2,250,000	2,295,709
Saluda Grade Alternative Mortgage Trust(a),(f)
Subordinated CMO Series 2023-FIG4 Class CE
11/25/2053	49.381%	2,662,638	4,632,894
SG Residential Mortgage Trust(a),(f)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	3,806,636	3,758,621
Splitero Trust(a)
CMO Series 2025-1 Class A1
12/25/2055	5.750%	4,300,000	4,290,941
Toorak Mortgage Trust(a),(f)
CMO Series 2024-RRTL1 Class M1
02/25/2039	9.162%	4,000,000	4,007,260
Unlock HEA Trust(a)
CMO Series 2023-1 Class A
10/25/2038	7.000%	3,099,463	3,102,372
Vendee Mortgage Trust(f),(g)
CMO Series 1998-1 Class 2IO
03/15/2028	0.000%	124,998	0
CMO Series 1998-3 Class IO
03/15/2029	0.000%	147,959	0

Columbia Quality Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Quality Income Fund, February 28, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Visio Trust(a)
CMO Series 2021-1R Class A3
05/25/2056	1.688%	1,174,627	1,112,543
Vista Point Securitization Trust(a),(k)
CMO Series 2024-CES3 Class A3
01/25/2055	6.194%	5,000,000	5,104,406
CMO Series 2025-CES2 Class A2
08/25/2055	5.768%	3,050,000	3,095,974
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $238,028,795)			250,382,723

Call Option Contracts Purchased 0.9%
Value ($)
(Cost $14,337,485)	10,628,053

Put Option Contracts Purchased 0.1%
Value ($)
(Cost $5,928,375)	1,462,778

Money Market Funds 4.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.777%(m),(n)	54,463,730	54,452,837
Total Money Market Funds (Cost $54,447,392)		54,452,837
Total Investments in Securities (Cost: $1,595,037,560)		1,540,142,959
Other Assets & Liabilities, Net		(343,558,011)
Net Assets		1,196,584,948
At February 28, 2026, securities and/or cash totaling $13,342,801 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	20	06/2026	USD	2,202,813	6,083	—
U.S. Treasury Ultra Bond	94	06/2026	USD	11,429,813	99,988	—
Total					106,071	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	(676)	06/2026	USD	(162,844,175)	182,653	—
U.S. Long Bond	(407)	06/2026	USD	(48,216,781)	—	(341,642)
U.S. Treasury 10-Year Note	(793)	06/2026	USD	(90,253,313)	—	(386,383)
U.S. Treasury 2-Year Note	(499)	06/2026	USD	(104,427,446)	—	(180,227)
Total					182,653	(908,252)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	129,000,000	129,000,000	3.50	07/09/2026	2,257,500	1,630,973
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	100,000,000	100,000,000	3.50	12/01/2026	1,735,000	1,841,150
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	168,500,000	168,500,000	3.40	03/16/2026	2,325,300	252,211
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	100,000,000	100,000,000	3.50	06/05/2026	1,839,000	1,080,670
Columbia Quality Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Quality Income Fund, February 28, 2026 (Unaudited)
Call option contracts purchased (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	74,126,000	74,126,000	3.50	06/11/2026	1,223,079	828,187
30-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	30,503,000	30,503,000	3.50	10/29/2026	825,106	478,458
5-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	130,000,000	130,000,000	3.30	03/30/2026	1,267,500	779,064
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	150,000,000	150,000,000	3.75	05/14/2026	2,865,000	3,737,340
Total							14,337,485	10,628,053

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
5-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	150,000,000	150,000,000	3.35	03/18/2026	1,320,000	174,090
5-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	150,000,000	150,000,000	3.75	04/22/2026	468,750	43,905
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	225,000,000	225,000,000	3.60	05/06/2026	1,327,500	235,328
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	75,000,000	75,000,000	3.75	08/04/2026	418,125	147,210
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	150,000,000	150,000,000	3.40	08/05/2026	2,394,000	862,245
Total							5,928,375	1,462,778

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
2-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	(119,190,000)	(119,190,000)	3.20	03/26/2026	(95,352)	(221,455)
5-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	(250,000,000)	(250,000,000)	3.10	03/27/2026	(437,500)	(437,500)
5-Year OTC interest rate swap with Goldman Sachs International to receive SOFR and pay exercise rate	Goldman Sachs International	USD	(200,000,000)	(200,000,000)	3.10	03/27/2026	(300,000)	(300,000)
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	(170,000,000)	(170,000,000)	3.10	03/27/2026	(255,000)	(255,000)
Total							(1,087,852)	(1,213,955)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	5,000,000	580,910	(1,250)	641,541	—	—	(61,881)

Columbia Quality Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Quality Income Fund, February 28, 2026 (Unaudited)
Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	49.431	USD	4,997,449	(1,249,821)	1,250	—	(964,790)	—	(283,781)
CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	49.431	USD	4,997,449	(1,249,821)	1,249	—	(546,941)	—	(701,631)
CMBX North America Index, Series 16 BBB-	Goldman Sachs International	04/17/2065	3.000	Monthly	7.249	USD	5,000,000	(837,851)	1,251	—	(632,304)	—	(204,296)
CMBX North America Index, Series 17 BBB-	Goldman Sachs International	12/15/2056	3.000	Monthly	5.968	USD	18,000,000	(2,397,593)	4,500	—	(2,657,289)	264,196	—
CMBX North America Index, Series 17 BBB-	Goldman Sachs International	12/15/2056	3.000	Monthly	5.968	USD	3,000,000	(399,599)	750	—	(286,155)	—	(112,694)
CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	49.431	USD	9,994,898	(2,499,642)	2,499	—	(1,423,169)	—	(1,073,974)
CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	14.365	USD	1,769,730	(132,768)	442	—	(82,162)	—	(50,164)
Total								(8,767,095)	11,941	—	(6,592,810)	264,196	(2,426,540)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2026, the total value of these securities amounted to $365,384,397, which represents 30.54% of total net assets.

(b)	Principal amount represents ownership shares of the Trust.
(c)
Security represents a pool of loans that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions (i.e. principal and interest, net of fees and expenses) that are tied to the payments made by the borrower on the underlying loans. Due to the structure of the security the cash payments received are not known until the time of payment. The interest rate shown is the stated coupon rate as of February 28, 2026 and is not reflective of the cash flow payments.  The security is represented in shares.

(d)	Valuation based on significant unobservable inputs.
(e)	Variable rate security. The interest rate shown was the current rate as of February 28, 2026.
(f)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of February 28, 2026.

(g)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(h)	Represents a security in default.
(i)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(j)	Represents a security purchased on a when-issued basis.
(k)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of February 28, 2026.

(l)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2026, the total value of these securities amounted to $9,219,442, which represents 0.77% of total net assets.

(m)	The rate shown is the seven-day current annualized yield at February 28, 2026.
Columbia Quality Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Quality Income Fund, February 28, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
(n)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.777%
	36,516,188	418,599,766	(400,669,503)	6,386	54,452,837	(810)	1,515,497	54,463,730
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Quality Income Fund  | 2026

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3QT236_05_T01_(04/26)